Financial Instruments	12 Months Ended
Dec. 31, 2019
Financial Instruments
Financial Instruments

Note 22. Financial Instruments

(a)	Categories of financial instruments
(i)	Financial assets

	December 31,	December 31,
	2018	2019
	(in thousands)
Financial assets measured at fair value through profit or loss	$9,768	13,500
Financial assets measured at fair value through other comprehensive income	791	709
Measured at amortized cost:
Cash and cash equivalents	106,437	101,055
Financial assets at amortized cost	11,229	11,049
Accounts receivable and other receivables (including related parties)	194,021	168,377
Restricted deposit (including current and noncurrent)	164,456	164,133
Refundable deposits	1,311	4,372
Subtotal	477,454	448,986
Total	$488,013	463,195

(ii)	Financial liabilities

	December 31,	December 31,
	2018	2019
	(in thousands)
Measured at amortized cost:
Unsecured borrowings	$20,000	57,339
Secured borrowings	164,000	164,000
Financial liability at amortized cost	5,071	-
Accounts payables and other payables (including related party)	196,429	154,175
Lease liabilities	-	4,220
Guarantee deposits	154	400
Total	$385,654	380,134

(b)	Liquidity risk

The following, except for payables (including related parties) that are repayable within a year, are the contractual maturities of financial liabilities, including estimated interest payments of unsecured borrowings, secured borrowings and lease liabilities.

	Contractual	Within 6	6‑12			Over 5
(in thousands)	cash flows	months	months	1‑2 years	2‑5 years	years
December 31, 2018
Non-derivative financial liabilities
Unsecured borrowings	$20,003	20,003	-	-	-	-
Secured borrowings	164,334	114,329	50,005	-	-	-
Financial liability at amortized cost	5,071	5,071	-	-	-	-
Guarantee deposits	154	154	-	-	-	-
	$189,562	139,557	50,005	-	-	-
December 31, 2019
Non-derivative financial liabilities
Unsecured borrowings	$57,625	57,625	-	-	-	-
Secured borrowings	164,254	114,248	50,006	-	-	-
Lease liabilities	4,450	971	559	1,614	1,306	-
Guarantee deposits	400	400	-	-	-	-
	$226,729	173,244	50,565	1,614	1,306	-

The Company does not expect the cash flows included in the maturity analysis to occur significantly earlier or at significantly different amounts.

(c)	Currency risk
i.	Exposure to foreign currency risk

The Company’s significant exposure to foreign currency risk was as follows:

	December 31, 2018			December 31, 2019
	Foreign	Exchange	Functional	Foreign	Exchange	Functional
(in thousands)	currency	rate	currency	currency	rate	currency

Financial assets
Monetary items
NTD	205,394	30.715	6,687	148,825	29.98	4,964
CNY	33,590	6.8681	4,891	34,726	6.9762	4,978
Financial liabilities
Monetary items
NTD	922,148	30.715	30,023	897,593	29.98	29,939

ii.	Sensitivity analysis

The Company’s exposure to foreign currency risk arises from the translation of the foreign currency exchange gains and losses on cash and cash equivalents, accounts receivable, other receivable, accounts payable and other payable that are denominated in foreign currency.

Depreciation or appreciation of the USD by 10% against the New Taiwan Dollars (NTD) and CNY at December 31, 2018 and 2019, while all other variables were remained constant, would have increased or (decreased) the net profit before tax of $1,845 thousand and $2,000 thousand, respectively.

iii.	Interest rate risk

The Company’s unsecured borrowings and secured borrowings carried floating interest rates and fixed interest rates. The Company’s exposure to changes in interest rates is mainly from floating-rate borrowings. Any change in interest rates will cause the effective interest rates of borrowings to change and thus cause the future cash flows to fluctuate over time.

The following sensitivity analysis is determined based on the exposure to interest rate risk. For floating-rate debts, the analysis assumes that the balances of outstanding debts at the end of the reporting period had been outstanding for the entire year.

For the Company’s floating-rate debts, assuming all other variables were remained constant, an increase or a decrease in the interest rate by 0.25% would have resulted in a decrease or an increase in the net profit before tax for the years ended December 31, 2018 and 2019 by $243 thousand and $336 thousand, respectively.

(d)	Fair value information
i.	Financial instruments not measured at fair value

The Company considers that the carrying amounts of financial assets and financial liabilities measured at amortized cost approximate their fair values.

ii.	Financial instruments measured at fair value
(1)	Fair value hierarchy

	December 31, 2018
	Carrying	Fair Value
(in thousands)	Amount	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value through profit or loss
Equity securities-unlisted company	$9,768	-	-	9,768	9,768
Subtotal	9,768	-	-	9,768	9,768
Financial assets measured at fair value through other comprehensive income
Equity securities-unlisted company	791	-	-	791	791
Total	$10,559	-	-	10,559	10,559

	December 31, 2019
	Carrying	Fair Value
(in thousands)	Amount	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value through profit or loss
Equity securities-unlisted company	$13,500	-	-	13,500	13,500
Subtotal	13,500	-	-	13,500	13,500
Financial assets measured at fair value through other comprehensive income
Equity securities-unlisted company	709	-	-	709	709
Total	$14,209	-	-	14,209	14,209

(2)	Valuation techniques and assumptions used in fair value measurement

The fair value of financial instruments traded in active markets is determined with reference to quoted market prices.

The fair value of financial instruments is based on the valuation techniques.  The fair value using valuation techniques refers to the current fair value of other financial instruments with similar conditions and characteristics, or using a discounted cash flow method, or other valuation techniques which include model calculating with observable market data at the reporting date.

The fair value of equity securities-unlisted company is determined by reference to market valuations for similar operating entities quoted in an active market based on the net assets value of investees. The significant unobservable input is primarily the liquidity discounts, 28% for 2019. The estimated fair value would increase (decrease) if the liquidity discount rate were lower (higher).

(3)	Transfer between levels of the fair value hierarchy

There were no transfers between levels for the years ended December 31, 2018 and 2019.

(4)	Movement in financial assets included in Level 3 of fair value hierarchy

	Financial assets	Financial assets
	at fair value	at fair value
	through profit or	through other
(in thousands)	loss	comprehensive income	Total
January 1, 2018	$1,600	1,522	3,122
Disposal-capital reduction of investment	-	(29)	(29)
Reclassified from equity method investments	6,136	-	6,136
Recognized in other comprehensive income	-	(702)	(702)
Recognized in profit or loss	2,032	-	2,032
December 31, 2018	$9,768	791	10,559

		Financial assets
	Financial assets	at fair value
	at fair value	through other
	through profit or	comprehensive
(in thousands)	loss	income	Total
January 1, 2019	$9,768	791	10,559
Disposal-capital reduction of investment	-	(47)	(47)
Recognized in other comprehensive income	-	(35)	(35)
Recognized in profit or loss	3,732	-	3,732
December 31, 2019	$13,500	709	14,209